Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Management
Schedule of foreign currency position of monetary items

The foreign currency position of monetary items of the Group at December 31, 2020, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,154,453	Ps.	19.9493	Ps.	23,030,529
Euros	19,260		24.3774		469,509
Swiss francs	438		22.5299		9,868
Argentinean pesos	66,482		0.2371		15,763
Chilean pesos	327,357		0.0280		9,166
Other currencies	—		—		7,713

Liabilities:
U.S. dollars (1)	5,161,009	Ps.	19.9493	Ps.	102,958,517
Euros	1,151		24.3774		28,058
Swiss francs	659		22.5299		14,847
Chilean pesos	632,679		0.0280		17,715
Colombian pesos	8,246,548		0.0057		47,005
Other currencies	—		—		3,332

The foreign currency position of monetary items of the Group at December 31, 2019, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,258,623	Ps.	18.8838	Ps.	23,767,585
Euros	51,398		21.1995		1,089,612
Swiss francs	3,071		19.5345		59,990
Colombian pesos	2,744,483		0.0058		15,918
Argentinean pesos	28,269		0.3154		8,916
Chilean pesos	110,984		0.0254		2,819
Other currencies	—		—		5,832

Liabilities:
U.S. dollars (1)	5,257,954	Ps.	18.8838	Ps.	99,290,152
Swiss francs	4,069		19.5345		79,486
Euros	912		21.1995		19,334
Chilean pesos	689,094		0.0254		17,503
Colombian pesos	4,195,172		0.0058		24,332
Other currencies	—		—		3,075

(1)

As of December 31, 2020 and 2019, monetary liabilities include U.S.$1,130.9 million (Ps.22,559,983) and U.S.$2,470.6 million (Ps.46,653,315), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in UHI and the investment in Open-Ended Fund (see Note 14).

Schedule of foreign currency of monetary items with net position

The Group is subject to the risk of foreign currency exchange rate fluctuations, resulting primarily from the net monetary position in U.S. dollars and U.S. dollar equivalent amounts of the Group’s Mexican operations, as follows (in millions of U.S. dollars):

	December 31,
	2020		2019
U.S. dollar-denominated and U.S. dollar-equivalent monetary assets, primarily cash and cash equivalents, and non-current investments in financial instruments (1)	U.S.$	1,125.1	U.S.$	1,253.3
U.S. dollar-denominated and U.S. dollar-equivalent monetary liabilities, primarily trade accounts payable, Senior debt securities, lease liabilities, and other liabilities (2) (3)		(5,115.9)		(5,231.8)
Net liability position	U.S.$	(3,990.8)	U.S.$	(3,978.5)

(1)	As of December 31, 2020 and 2019, this line includes U.S. dollar equivalent amounts of U.S.$24.5 million and U.S.$57.6 million, respectively, related to other foreign currencies, primarily Euros.
(2)	As of December 31, 2020 and 2019, this line includes U.S. dollar equivalent amounts of U.S.$2.0 million and U.S.$5.0 million, respectively, related to other foreign currencies, primarily Euros.
(3)

As of December 31, 2020 and 2019, monetary liabilities include U.S.$1,130.9 million (Ps.22,559,983) and U.S.$2,470.6 million (Ps.46,653,315), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in UHI and the investment in Open-Ended Fund (see Note 14).

Schedule of hypothetical changes in fair value or losses in earnings

								Difference between
								Fair Value and
								Carrying Value
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2020	Carrying Value		Fair Value		Carrying Value			Fair Value
Assets:
Long-term loan and interest receivable from GTAC	Ps.	821,253	Ps.	824,092	Ps.	2,839	Ps.	85,248
Open-Ended Fund		1,135,803		1,135,803		—		—
Other equity instruments		5,397,504		5,397,504		—		—

Liabilities(2) (3):
U.S. dollar-denominated debt:
Senior Notes due 2025		11,969,580		14,609,830		2,640,250		4,101,233
Senior Notes due 2026		5,984,790		6,840,854		856,064		1,540,149
Senior Notes due 2032		5,984,790		9,193,415		3,208,625		4,127,967
Senior Notes due 2040		11,969,580		16,780,992		4,811,412		6,489,511
Senior Notes due 2045		19,949,300		24,282,886		4,333,586		6,761,875
Senior Notes due 2046		17,954,370		24,970,938		7,016,568		9,513,662
Senior Notes due 2049		14,961,975		18,978,667		4,016,692		5,914,559
Peso-denominated debt:
Notes due 2027		4,500,000		5,035,860		535,860		1,039,446
Senior Notes due 2037		4,500,000		4,087,575		(412,425)		(3,668)
Senior Notes due 2043		6,500,000		5,150,860		(1,349,140)		(834,054)
Long-term notes payable to Mexican banks		19,602,893		19,801,142		198,249		2,178,363
Lease liabilities		9,292,351		9,343,100		50,749		985,059
Derivative financial instruments (1)		3,476,223		3,476,223		—		—

								Difference between
								Fair Value and
								Carrying Value
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2019	Carrying Value		Fair Value		Carrying Value			Fair Value
Assets:
Warrants issued by UHI	Ps.	33,775,451	Ps.	33,775,451	Ps.	—	Ps.	—
Long-term loan and interest receivable from GTAC		872,317		875,585		3,268		90,827
Open-Ended Fund		4,688,202		4,688,202		—		—
Other equity instruments		5,751,001		5,751,001		—		—
Derivative financial instruments (1)		4,592		4,592		—		—

Liabilities(2) (3):
U.S. dollar-denominated debt:
Senior Notes due 2025		11,330,280		13,243,624		1,913,344		3,237,706
Senior Notes due 2026		5,665,140		6,079,885		414,745		1,022,734
Senior Notes due 2032		5,665,140		7,571,346		1,906,206		2,663,341
Senior Notes due 2040		11,330,280		14,139,283		2,809,003		4,222,931
Senior Notes due 2045		18,883,800		19,739,047		855,247		2,829,152
Senior Notes due 2046		16,995,420		20,565,308		3,569,888		5,626,419
Senior Notes due 2049		14,162,850		15,364,426		1,201,576		2,738,019
Peso-denominated debt:
Notes due 2027		4,500,000		4,656,375		156,375		622,013
Senior Notes due 2037		4,500,000		4,133,385		(366,615)		46,724
Senior Notes due 2043		6,500,000		4,853,485		(1,646,515)		(1,161,167)
Long-term notes payable to Mexican banks		22,845,382		23,012,707		167,325		2,468,596
Lease liabilities		9,363,520		9,120,903		(242,617)		669,473
Other notes payable		1,324,063		1,295,780		(28,283)		101,295
Derivative financial instruments (1)		915,290		915,290		—		—

(1)

Given the nature and the tenor of these derivative financial instruments, an increase of 10% in the interest and/or exchange rates would not be an accurate sensitivity analysis on the fair value of these financial instruments.

(2)	The carrying value of debt is stated in this table at its principal amount.
(3)

The fair value of the Senior Notes and Notes due by the Group are within Level 1 of the fair value hierarchy as there is a quoted market price for them. The fair value of  the lease liabilities are within Level 2 of the fair value hierarchy and has been estimated based on cash flows discounted using an estimated weighted average cost of capital. The fair value of held-to-maturity securities are within Level 1 of the fair value hierarchy, and were based on market interest rates to the listed securities.

Schedule of contractual undiscounted cash flows

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2021 to		January 1, 2022 to		January 1, 2024 to		Subsequent to
At December 31, 2020	December 31, 2021		December 31, 2023		December 31, 2025		December 31, 2025		Total

Debt (1)	Ps.	617,489	Ps.	8,985,404	Ps.	21,969,580	Ps.	92,304,805	Ps.	123,877,278
Lease liabilities		1,277,754		2,184,098		2,240,777		3,589,722		9,292,351
Trade and other liabilities		33,936,100		4,078,823		644,830		3,137,092		41,796,845
Interest on debt (2)		5,997,185		15,177,002		13,256,713		90,128,177		124,559,077
Interest on lease liabilities		668,461		1,169,317		853,741		925,566		3,617,085

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2020 to		January 1, 2021 to		January 1, 2023 to		Subsequent to
At December 31, 2019	December 31, 2020		December 31, 2022		December 31, 2024		December 31, 2024		Total

Debt (1)	Ps.	492,489	Ps.	8,852,893	Ps.	13,500,000	Ps.	99,532,910	Ps.	122,378,292
Lease liabilities		1,257,766		2,491,539		2,381,812		3,232,403		9,363,520
Other notes payable		1,324,063		—		—		—		1,324,063
Trade and other liabilities		31,588,449		3,426,610		1,035,998		2,488,379		38,539,436
Interest on debt (2)		6,565,402		16,351,837		14,404,394		91,956,556		129,278,189
Interest on lease liabilities		731,591		1,417,722		984,003		755,862		3,889,178
Interest on other notes payable		5,938		—		—		—		5,938

(1)	The amounts of debt are disclosed on a principal amount basis (see Note 14).
(2)	Interest to be paid in future years on outstanding debt as of December 31, 2020 and 2019, based on contractual interest rate and exchange rates as of that date.